SECURED BORROWINGS, Secured Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Secured Borrowings [Abstract]
Total secured borrowings, net		$ 1,695,525	$ 2,379,869
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		1,717,483	2,416,807
Unamortized debt discount and loan costs		(21,958)	(36,938)
Total secured borrowings, net	[1]	1,695,525	2,379,869
Accrued interest		9,200	10,900
Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 0	$ 85,584
Weighted average interest rate	[2]	0.00%	3.08%
Secured Borrowings [Member] | Nord LB Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 65,290	$ 108,882
Weighted average interest rate	[2]	3.59%	4.29%
Maturity date		May 14, 2021
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 385,364	$ 407,768
Weighted average interest rate	[2]	4.15%	5.17%
Maturity date		Aug. 09, 2025
Secured Borrowings [Member] | Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 278,684	$ 305,226
Weighted average interest rate	[2]	4.11%	4.18%
Maturity date		Dec. 08, 2025
Secured Borrowings [Member] | Fly Acquisition III Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 0	$ 190,457
Weighted average interest rate	[2]	0.00%	4.10%
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 272,343	$ 467,179
Weighted average interest rate	[2]	4.85%	4.59%
Maturity date, range start date		Jun. 15, 2023
Secured Borrowings [Member] | Fly Aladdin Engine Funding Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 42,339	$ 43,829
Weighted average interest rate	[2]	4.95%	4.95%
Maturity date, range start date		Dec. 31, 2021
Maturity date, range end date		Apr. 30, 2022
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 673,463	$ 807,882
Weighted average interest rate	[2]	4.07%	4.44%
Maturity date, range start date		Dec. 31, 2020
Maturity date, range end date		Jun. 30, 2028

[1]	As of December 31, 2019 and 2018, accrued interest on secured borrowings totaled $9.2 million and $10.9 million, respectively.
[2]	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.